Securities - Fair Value of Investments with Continuous Unrealized Loss Position (Detail) - USD ($)	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair value	$ 43,557,000,000	$ 60,585,000,000
Less than 12 months Unrealized losses	403,000,000	860,000,000
12 months or more Fair value	27,844,000,000	4,229,000,000
12 months or more Unrealized losses	631,000,000	274,000,000
Total Fair value	71,401,000,000	64,814,000,000
Total Unrealized losses	1,034,000,000	1,134,000,000	$ 812,000,000
AOCI, transfers from AFS to HTM Securities, gross unrealized losses, greater than 12 months	144,000,000	190,000,000
AOCI, transfers from AFS to HTM Securities, gross unrealized losses, less than 12 months	0	0
Available-for-sale
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair value	26,182,000,000	32,802,000,000
Less than 12 months Unrealized losses	270,000,000	506,000,000
12 months or more Fair value	11,666,000,000	3,952,000,000
12 months or more Unrealized losses	353,000,000	265,000,000
Total Fair value	37,848,000,000	36,754,000,000
Total Unrealized losses	623,000,000	771,000,000	517,000,000
Available-for-sale | U.S. Treasury
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair value	7,429,000,000	8,489,000,000
Less than 12 months Unrealized losses	131,000,000	181,000,000
12 months or more Fair value	2,175,000,000	0
12 months or more Unrealized losses	29,000,000	0
Total Fair value	9,604,000,000	8,489,000,000
Total Unrealized losses	160,000,000	181,000,000	36,000,000
Available-for-sale | U.S. government agencies
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair value	588,000,000	257,000,000
Less than 12 months Unrealized losses	6,000,000	9,000,000
12 months or more Fair value	160,000,000	0
12 months or more Unrealized losses	4,000,000	0
Total Fair value	748,000,000	257,000,000
Total Unrealized losses	10,000,000	9,000,000	1,000,000
Available-for-sale | State and political subdivisions
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair value	732,000,000	1,058,000,000
Less than 12 months Unrealized losses	3,000,000	33,000,000
12 months or more Fair value	518,000,000	131,000,000
12 months or more Unrealized losses	20,000,000	19,000,000
Total Fair value	1,250,000,000	1,189,000,000
Total Unrealized losses	23,000,000	52,000,000	13,000,000
Available-for-sale | Agency RMBS
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair value	8,567,000,000	14,766,000,000
Less than 12 months Unrealized losses	66,000,000	141,000,000
12 months or more Fair value	5,834,000,000	1,673,000,000
12 months or more Unrealized losses	225,000,000	200,000,000
Total Fair value	14,401,000,000	16,439,000,000
Total Unrealized losses	291,000,000	341,000,000	287,000,000
Available-for-sale | Non-agency RMBS
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair value	13,000,000	21,000,000
Less than 12 months Unrealized losses	0	0
12 months or more Fair value	137,000,000	332,000,000
12 months or more Unrealized losses	3,000,000	13,000,000
Total Fair value	150,000,000	353,000,000
Total Unrealized losses	3,000,000	13,000,000	20,000,000
Available-for-sale | Other RMBS
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair value	71,000,000	26,000,000
Less than 12 months Unrealized losses	4,000,000	0
12 months or more Fair value	45,000,000	136,000,000
12 months or more Unrealized losses	2,000,000	8,000,000
Total Fair value	116,000,000	162,000,000
Total Unrealized losses	6,000,000	8,000,000	21,000,000
Available-for-sale | Commercial MBS
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair value	476,000,000	302,000,000
Less than 12 months Unrealized losses	3,000,000	7,000,000
12 months or more Fair value	122,000,000	163,000,000
12 months or more Unrealized losses	3,000,000	4,000,000
Total Fair value	598,000,000	465,000,000
Total Unrealized losses	6,000,000	11,000,000	16,000,000
Available-for-sale | Agency commercial MBS
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair value	3,077,000,000	3,570,000,000
Less than 12 months Unrealized losses	28,000,000	78,000,000
12 months or more Fair value	1,332,000,000	589,000,000
12 months or more Unrealized losses	39,000,000	6,000,000
Total Fair value	4,409,000,000	4,159,000,000
Total Unrealized losses	67,000,000	84,000,000	35,000,000
Available-for-sale | CLOs
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair value	260,000,000	443,000,000
Less than 12 months Unrealized losses	1,000,000	1,000,000
12 months or more Fair value	0	404,000,000
12 months or more Unrealized losses	0	0
Total Fair value	260,000,000	847,000,000
Total Unrealized losses	1,000,000	1,000,000	13,000,000
Available-for-sale | Other asset-backed securities
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair value		276,000,000
Less than 12 months Unrealized losses		1,000,000
12 months or more Fair value		357,000,000
12 months or more Unrealized losses		5,000,000
Total Fair value		633,000,000
Total Unrealized losses	0	6,000,000	17,000,000
Available-for-sale | Foreign covered bonds
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair value	953,000,000	712,000,000
Less than 12 months Unrealized losses	7,000,000	9,000,000
12 months or more Fair value	116,000,000	0
12 months or more Unrealized losses	2,000,000	0
Total Fair value	1,069,000,000	712,000,000
Total Unrealized losses	9,000,000	9,000,000	3,000,000
Available-for-sale | Corporate bonds
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair value	274,000,000	594,000,000
Less than 12 months Unrealized losses	2,000,000	16,000,000
12 months or more Fair value	288,000,000	7,000,000
12 months or more Unrealized losses	9,000,000	1,000,000
Total Fair value	562,000,000	601,000,000
Total Unrealized losses	11,000,000	17,000,000	14,000,000
Available-for-sale | Sovereign debt/sovereign guaranteed
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair value	1,880,000,000	1,521,000,000
Less than 12 months Unrealized losses	12,000,000	20,000,000
12 months or more Fair value	559,000,000	63,000,000
12 months or more Unrealized losses	11,000,000	0
Total Fair value	2,439,000,000	1,584,000,000
Total Unrealized losses	23,000,000	20,000,000	30,000,000
Available-for-sale | Other debt securities
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair value	1,855,000,000	742,000,000
Less than 12 months Unrealized losses	7,000,000	10,000,000
12 months or more Fair value	368,000,000	50,000,000
12 months or more Unrealized losses	5,000,000	0
Total Fair value	2,223,000,000	792,000,000
Total Unrealized losses	12,000,000	10,000,000	3,000,000
Available-for-sale | Non-agency RMBS
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair value	7,000,000	25,000,000
Less than 12 months Unrealized losses	0	0
12 months or more Fair value	12,000,000	47,000,000
12 months or more Unrealized losses	1,000,000	9,000,000
Total Fair value	19,000,000	72,000,000
Total Unrealized losses	1,000,000	9,000,000	8,000,000
Held-to-maturity
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair value	17,375,000,000	27,783,000,000
Less than 12 months Unrealized losses	133,000,000	354,000,000
12 months or more Fair value	16,178,000,000	277,000,000
12 months or more Unrealized losses	278,000,000	9,000,000
Total Fair value	33,553,000,000	28,060,000,000
Total Unrealized losses	411,000,000	363,000,000	295,000,000
Held-to-maturity | U.S. Treasury
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair value	6,389,000,000	6,112,000,000
Less than 12 months Unrealized losses	41,000,000	41,000,000
12 months or more Fair value	2,909,000,000	0
12 months or more Unrealized losses	15,000,000	0
Total Fair value	9,298,000,000	6,112,000,000
Total Unrealized losses	56,000,000	41,000,000	51,000,000
Held-to-maturity | U.S. government agencies
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair value	791,000,000	1,533,000,000
Less than 12 months Unrealized losses	4,000,000	6,000,000
12 months or more Fair value	850,000,000	0
12 months or more Unrealized losses	8,000,000	0
Total Fair value	1,641,000,000	1,533,000,000
Total Unrealized losses	12,000,000	6,000,000	6,000,000
Held-to-maturity | State and political subdivisions
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair value	0	0
Less than 12 months Unrealized losses	0	0
12 months or more Fair value	4,000,000	4,000,000
12 months or more Unrealized losses	1,000,000	1,000,000
Total Fair value	4,000,000	4,000,000
Total Unrealized losses	1,000,000	1,000,000	1,000,000
Held-to-maturity | Agency RMBS
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair value	9,458,000,000	19,498,000,000
Less than 12 months Unrealized losses	81,000,000	297,000,000
12 months or more Fair value	12,305,000,000	102,000,000
12 months or more Unrealized losses	251,000,000	2,000,000
Total Fair value	21,763,000,000	19,600,000,000
Total Unrealized losses	332,000,000	299,000,000	205,000,000
Held-to-maturity | Non-agency RMBS
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair value		4,000,000
Less than 12 months Unrealized losses		0
12 months or more Fair value		48,000,000
12 months or more Unrealized losses		2,000,000
Total Fair value		52,000,000
Total Unrealized losses	0	2,000,000	2,000,000
Held-to-maturity | Other RMBS
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair value	0	15,000,000
Less than 12 months Unrealized losses	0	0
12 months or more Fair value	50,000,000	123,000,000
12 months or more Unrealized losses	1,000,000	4,000,000
Total Fair value	50,000,000	138,000,000
Total Unrealized losses	1,000,000	4,000,000	10,000,000
Held-to-maturity | Commercial MBS
Investments, Unrealized Loss Position [Line Items]
Total Unrealized losses	0	0	0
Held-to-maturity | Agency commercial MBS
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair value	737,000,000	621,000,000
Less than 12 months Unrealized losses	7,000,000	10,000,000
12 months or more Fair value	60,000,000	0
12 months or more Unrealized losses	2,000,000	0
Total Fair value	797,000,000	621,000,000
Total Unrealized losses	9,000,000	10,000,000	9,000,000
Held-to-maturity | Foreign covered bonds
Investments, Unrealized Loss Position [Line Items]
Total Unrealized losses	0	0	0
Held-to-maturity | Sovereign debt/sovereign guaranteed
Investments, Unrealized Loss Position [Line Items]
Total Unrealized losses	0	0	11,000,000
Held-to-maturity | Other debt securities
Investments, Unrealized Loss Position [Line Items]
Total Unrealized losses	$ 0	$ 0	$ 0